Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959
Edgar Lomax Value Fund

Investor Class: LOMAX
(the “Fund”)

Supplement dated January 7, 2026, to the
Statement of Additional Information (“SAI”) dated February 28, 2025

Effective December 31, 2025, Joe Redwine has retired his position as an Independent Trustee of the Trust. All references to Mr. Redwine are removed from relevant sections of the SAI.

Please retain this supplement with your Prospectus and SAI for reference.